Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Financial Instruments
Notional Amounts, Weighted-Average Fixed Rates, And Terms Associated With The Company's Interest Rate Swaps

Notional Amounts	Weighted Average Fixed Rate	Term
(In millions)
$1,300	2.74%	January 1, 2016 – December 31, 2016
$1,000	2.53%	January 1, 2017 – December 31, 2017
$750	2.54%	January 1, 2018 – December 31, 2018
$600	2.42%	January 1, 2019 – December 31, 2019
$600	2.42%	January 1, 2020 – December 31, 2020

Schedule Of Derivatives, Location In Consolidated Balance Sheets

	December 31, 2015		December 31, 2014
Liability Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		(In thousands)		(In thousands)
Derivatives Designated as Hedging Instruments:
Interest rate swap contracts	Current portion of other long-term liabilities	$23,327	Current portion of other long-term liabilities	$29,147
Interest rate swap contracts	Other long-term liabilities	21,872	Other long-term liabilities	25,847
Total Derivatives		$45,199		$54,994

Effects Of The Derivative Contracts On Consolidated Statements Of Operations

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative Instruments (Effective Portion)		Location of Loss Reclassed from Accumulated OCI Into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)
	2015	2014		2015	2014
	(In thousands)			(In thousands)
Interest rate swap contracts	$(28,173)	$(29,239)	Cost of ATM operating revenues	$(34,231)	$(35,459)